Property, Plant, and Equipment, Net	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT, AND EQUIPMENT, NET

NOTE 6. PROPERTY, PLANT, AND EQUIPMENT, NET

Property, plant, and equipment consisted of the following:

	June 30,	December 31,
	2022	2021
Buildings	$15,005	$15,771
Machinery and equipment	639,867	675,878
Office equipment	140,698	144,072
Vehicles	837,169	879,016
	1,632,739	1,714,737
Less: Accumulated depreciation	(1,147,262)	(1,039,181)
Property and equipment, net	$485,477	$675,556

Depreciation expense for the three months ended June 30, 2022 and 2021 were $79,830 and $78,210, respectively. Depreciation expense for the six months ended June 30, 2022 and 2021 were $163,941 and $155,348, respectively.

NOTE 5. PROPERTY, PLANT, AND EQUIPMENT, NET

Property, plant, and equipment consisted of the following:

	December 31,	December 31,
	2021	2020

Buildings	$15,771	$15,403
Machinery and equipment	675,878	650,961
Office equipment	144,072	82,080
Vehicles	879,016	858,486
	1,714,737	1,606,930
Less: Accumulated depreciation	(1,039,181)	(700,085)
Property and equipment, net	$675,556	$906,845

Depreciation expense for the years ended December 31, 2021 and 2020 were $318,445 and $273,105, respectively.